TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Aging of trade receivables
Trade receivables (including contract assets)	$ 317	$ 146
Contract assets
Aging of trade receivables
Expected loss rate, %	1.10%	0.20%
Trade receivables (including contract assets)	$ 38	$ 43
Contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	38	44
Contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ 0	$ (1)
Trade receivables | Current
Aging of trade receivables
Expected loss rate, %	1.60%	1.20%
Trade receivables (including contract assets)	$ 439	$ 384
Trade receivables | Less than 30 days past due
Aging of trade receivables
Expected loss rate, %	4.90%	9.60%
Trade receivables (including contract assets)	$ 78	$ 55
Trade receivables | Between 30 and 120 days past due
Aging of trade receivables
Expected loss rate, %	36.50%	33.60%
Trade receivables (including contract assets)	$ 33	$ 29
Trade receivables | Greater than 120 days past due
Aging of trade receivables
Expected loss rate, %	86.90%	81.50%
Trade receivables (including contract assets)	$ 22	$ 34
Trade receivables | Cost | Current
Aging of trade receivables
Trade receivables (including contract assets)	446	389
Trade receivables | Cost | Less than 30 days past due
Aging of trade receivables
Trade receivables (including contract assets)	82	61
Trade receivables | Cost | Between 30 and 120 days past due
Aging of trade receivables
Trade receivables (including contract assets)	52	44
Trade receivables | Cost | Greater than 120 days past due
Aging of trade receivables
Trade receivables (including contract assets)	168	178
Trade receivables | Expected credit losses | Current
Aging of trade receivables
Trade receivables (including contract assets)	(7)	(5)
Trade receivables | Expected credit losses | Less than 30 days past due
Aging of trade receivables
Trade receivables (including contract assets)	(4)	(6)
Trade receivables | Expected credit losses | Between 30 and 120 days past due
Aging of trade receivables
Trade receivables (including contract assets)	(19)	(15)
Trade receivables | Expected credit losses | Greater than 120 days past due
Aging of trade receivables
Trade receivables (including contract assets)	(146)	(144)
Trade receivables and contract assets
Aging of trade receivables
Trade receivables (including contract assets)	610	545
Trade receivables and contract assets | Cost
Aging of trade receivables
Trade receivables (including contract assets)	786	716
Trade receivables and contract assets | Expected credit losses
Aging of trade receivables
Trade receivables (including contract assets)	$ (176)	$ (171)